Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Capital and Reserves
Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan
Continuity	Cannon Point options [1]	Mission Gold warrants [1]	Other warrants [2]	Broker warrants [3]	Total
Balance January 1, 2020	223,250	3,764,626	27,541,065	244,000	31,772,941
Exercised	(11,750)	(3,550,835)	(9,827,800)	(244,000)	(13,634,385)
Expired	–	(213,791)	–	–	(213,791)
Balance December 31, 2020	211,500	–	17,713,265	–	17,924,765
Exercised	(117,500)	–	(14,318,452)	–	(14,435,952)
Expired	–	–	(3,394,813)	–	(3,394,813)
Balance December 31, 2021	94,000	–	–	–	94,000

	Weighted averages per option/warrant
	Cannon Point options	Other warrants	Total
2021
Exercise price	$0.36	–	$0.36
Remaining life in years	1.74	–	1.74
2020
Exercise price	$0.37	$0.65	$0.65
Remaining life in years	1.46	0.45	0.46

Notes to tables:

1.

The Group issued options and warrants in exchange for those which were outstanding in Cannon Point Resources Ltd. ("Cannon Point") and Mission Gold Ltd. ("Mission Gold") on the acquisition of these companies in October 2015 and December 2015, respectively. The Mission Gold warrants had an exercise price of $0.55 per warrant.

2.	Warrants were issued pursuant to the June 2016 prospectus financing, July 2016 private placement and the 2019 non-revolving term loan credit facility agreement (the "Credit Facility") (note 8).

3.	The Broker Warrants were issued to the underwriters pursuant to the June 2019 prospectus financing and had an exercise price of US$0.41 per warrant.

Summary of Options Outstanding
Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance January 1, 2020	25,752,266	0.96
Cancelled	(22,000)	1.16
Exercised	(3,991,066)	0.99
Expired	(24,200)	1.75
Forfeited	(16,500)	1.36
Granted [1]	6,783,000	2.01
Balance December 31, 2020	28,481,500	1.20
Exercised	(5,084,000)	0.51
Expired	(2,572,000)	0.61
Balance December 31, 2021	20,825,500	1.45

Schedule of Options Outstanding and Exercisable
	December 31, 2021			December 31, 2020
Exercise prices ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.48	–	–	–	200,000	200,000	0.20
0.49	–	–	–	4,455,000	4,455,000	0.53
0.501	–	–	–	1,520,000	1,520,000	0.12
0.76	3,300,000	3,300,000	1.61	4,761,000	4,761,000	2.08
0.99	6,368,500	6,368,500	2.74	6,388,500	6,388,500	3.74
1.75	4,386,000	4,386,000	0.57	4,386,000	4,386,000	1.57
2.01	6,696,000	6,696,000	3.55	6,696,000	3,348,000	4.55
2.34	75,000	75,000	1.58	75,000	75,000	2.58
Total	20,825,500	20,825,500		28,481,500	25,133,500

Note:

1.	These options were set to expire on October 10, 2020, but were extended pursuant to certain provisions of the options plan.

Schedule of Options Exercised
Year ended December 31, 2021 Month	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2021	405,000	0.50	0.82
February 2021	2,494,000	0.53	0.89
March 2021	150,000	0.48	0.89
June 2021	590,000	0.49	0.64
July 2021	1,445,000	0.49	0.58
Total	5,084,000	0.51	0.76
Year ended December 31, 2020 Month	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
May 2020	388,000	0.71	1.33
June 2020	1,162,900	0.84	1.82
July 2020	908,500	1.46	2.34
August 2020	1,165,000	0.97	2.00
September 2020	210,000	0.69	1.48
October 2020	156,666	0.50	1.38
Total	3,991,066	0.99	1.90

Schedule of Restricted Share Units Outstanding
Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance January 1, 2020 and December 31, 2020	458,129	0.69
Granted [1]	19,582	0.60
Balance December 31, 2021	477,711	0.69

Schedule of Foreign Currency Translation Reserve
Continuity
Balance January 1, 2020	$32,365
Loss on translation of foreign subsidiaries	(2,704)
Balance December 31, 2020	29,661
Loss on translation of foreign subsidiaries	(903)
Balance December 31, 2021	$28,758